EXPLORATION AND EVALUATION INTERESTS	12 Months Ended
Dec. 31, 2023
EXPLORATION AND EVALUATION INTERESTS
EXPLORATION AND EVALUATION INTERESTS

10.	EXPLORATION AND EVALUATION INTERESTS

Exploration and evaluation assets

	Eskay	Snip	Other	Total
Balance, December 31, 2021	$74,444	$1,087	$—	$75,531
Change of estimate to closure and reclamation (Note 15)	1,162	(153)	—	1,009
Acquisition of QuestEx properties	—	—	13,120	13,120
Additions	2,882	25	2,871	5,778
Balance, December 31, 2022	$78,488	$959	$15,991	$95,438
Change of estimate to closure and reclamation (Note 15)	6,910	510	—	7,420
Additions	15,334	—	132	15,466
Sale of royalty	(55,910)	—	—	(55,910)
Balance, December 31, 2023	$44,822	$1,469	$16,123	$62,414

Eskay Creek Property, British Columbia, Canada

On October 2, 2020, Skeena completed the acquisition of the Eskay Creek property (“Eskay”) from a subsidiary of Barrick Gold Corporation (“Barrick”). Certain of Eskay claims are subject to a 1% to 2% net smelter return (“NSR”) royalty payable to various vendors, while the entire Eskay property was subject to a 1% NSR royalty, of which 0.5% of the NSR royalty could be purchased for $17,500,000 during the 24-month period after closing (the “Barrick NSR”).

On September 23, 2022, Skeena purchased the Barrick NSR for cash consideration of $17,500,000. On December 30, 2022, Franco-Nevada Corporation (“Franco-Nevada") acquired the Barrick NSR for cash consideration of $27,000,000 and contingent cash consideration of $1,500,000 which was payable to the Company upon the completion of certain milestones (the “December 2022 Contingent Consideration”). During the year ended December 31, 2022, the Company incurred transaction costs of $37,000 and recognized a gain of $9,463,000 relating to the repurchase and resale of the Barrick NSR.

On October 28, 2022, the Company acquired the Eskay North mineral property (“Eskay North”) in the Golden Triangle area, near Eskay, from Tudor Gold Corp. for share consideration of 231,404 common shares on closing and cash consideration of $1,400,000 payable on the sixth month anniversary of the closing date (“Tudor Transaction”). Pursuant to the Tudor Transaction, the Company issued 231,404 common shares valued at $1,432,000, recognized a cash obligation of $1,400,000 which was recorded as other liabilities, and incurred transaction costs of $36,000 during the year ended December 31, 2022. Management regards Eskay North as being part of Eskay. Accordingly, the Company recognized $2,868,000 in additions to Eskay during the year ended December 31, 2022. During the year ended December 31, 2023, the Company fully paid the cash obligation of $1,400,000.

On July 7, 2023, the Company acquired five mineral claims surrounding Eskay from Eskay Mining Corp. for cash consideration of $4,000,000. The mineral claims are subject to a 2% NSR royalty, of which 1% of the NSR royalty can be purchased at any time for $2,000,000.

10.	EXPLORATION AND EVALUATION INTERESTS (continued)

Eskay Creek Property, British Columbia, Canada (continued)

On December 18, 2023, the Company sold a 1% NSR royalty on Eskay to Franco-Nevada for cash consideration of $56,000,000 and contingent cash consideration of $3,000,000 to $4,500,000 which is payable to the Company upon completion of certain milestones (the “December 2023 Contingent Consideration”). The December 2023 Contingent Consideration replaced the December 2022 Contingent Consideration. The Company incurred $90,000 in transaction costs pursuant to the closing of the transaction. As of December 31, 2023, none of the December 2023 Contingent Consideration milestones have been met.

During the year ended December 31, 2023, the Company incurred and capitalized $11,334,000 (2022 - $nil) relating to earthworks for certain infrastructure at Eskay.

Snip Property, British Columbia, Canada

On July 19, 2017, the Company completed the final share payment under its option to acquire a 100% interest in the Snip property (“Snip”) from Barrick. The optioned property consists of one mining lease, holding the former Snip gold mine and four mineral tenures located in the Golden Triangle of British Columbia.

Barrick retained a 1% NSR royalty on the property. Alternatively, subject to Skeena delineating in excess of 2,000,000 ounces of gold, Barrick may exercise its right to purchase a 51% interest in Snip in exchange for paying the Company three times the costs incurred by the Company in exploring and developing the property (the “Barrick Option”), following which the parties would form a joint venture and Barrick would relinquish its 1% NSR royalty. In addition, an unrelated historic 3% royalty exists on gold recovered from ore containing at least 0.3 ounces of gold per ton.

On October 16, 2018, Skeena closed an agreement with Hochschild Mining Holdings Limited (“Hochschild”) under which the Company granted Hochschild an option to earn 60% of Skeena’s interest in Snip (the “Hochschild Option”). On October 14, 2021, Hochschild exercised the Hochschild Option. Pursuant to the agreement, Hochschild would need to incur expenditures of approximately $100 million during the option period. During the year ended December 31, 2023, Hochschild terminated its right to earn 60% of Snip.

Other properties

On June 1, 2022, Skeena acquired a 100% interest in four properties upon its acquisition of QuestEx (Note 9). The properties are located in the Golden Triangle and Liard Mining Division of British Columbia. The properties are subject to a 2% NSR royalty, of which half or all of the NSR royalty can be purchased for $1,000,000 to $6,000,000.

On October 18, 2022, the Company acquired three properties in the Golden Triangle area that are located on either side of Newcrest and Imperial Metals’ Red Chris mine (“Red Chris”), approximately 20km southeast of the village of Iskut, from Coast Copper Corp. for $3,000,000, payable in six equal payments of $250,000 in cash and $250,000 in common shares based on the 20-day volume weighted average trading price on the TSX, at closing and at each six-month anniversary of closing (the “Coast Copper Transaction”).

10.	EXPLORATION AND EVALUATION INTERESTS (continued)

Other properties (continued)

Accordingly, the Company paid $250,000, issued 39,936 common shares valued at $238,000, recognized a cash obligation of $1,079,000 which was recorded as other liabilities, and recognized a commitment to issue shares of $1,250,000 during the year ended December 31, 2022. The fair value of the cash obligation represents the present value of the remaining five payments using a discount rate of 10% per annum. The Company incurred transaction costs of $54,000 relating to the Coast Copper Transaction. One of the properties is subject to a 2% NSR royalty, which can be purchased for $2,000,000 within 120 days of commercial production. During the year ended December 31, 2023, the Company paid $500,000 and issued 70,285 common shares in satisfaction of the second and third payments.

Exploration and evaluation expenses

Year ended December 31, 2023	Eskay	Snip	Other	Total
Accretion (Note 14)	$207	$—	$—	$207
Assays and analysis/storage	1,667	36	494	2,197
Camp and safety	470	—	7	477
Claim renewals and permits	1,013	82	36	1,131
Community relations	60	—	10	70
Depreciation (Note 11)	2,008	—	—	2,008
Drilling	16,233	11	93	16,337
Electrical	15	—	—	15
Environmental studies	20,563	358	—	20,921
Equipment rental	1,370	10	105	1,485
Fieldwork, camp support	8,630	101	1,408	10,139
Fuel	3,599	10	147	3,756
Geology, geophysics, and geochemical	20,684	236	292	21,212
Helicopter	3,222	69	624	3,915
Metallurgy	848	23	—	871
Part XII.6 tax, net of METC	(447)	—	(81)	(528)
Share-based payments (Note 20)	3,131	—	—	3,131
Transportation and logistics	4,275	—	236	4,511
Total for the year	$87,548	$936	$3,371	$91,855

10.	EXPLORATION AND EVALUATION INTERESTS (continued)

Exploration and evaluation expenses (continued)

Year ended December 31, 2022	Eskay	Snip	Other	Total
Accretion (Note 14)	$63	$—	$—	$63
Assays and analysis/storage	3,728	239	102	4,069
Camp and safety	2,985	—	1	2,986
Claim renewals and permits	900	57	—	957
Community relations	—	—	18	18
Depreciation (Note 11)	1,623	—	—	1,623
Drilling	13,131	—	1,681	14,812
Electrical	403	—	—	403
Environmental studies	8,515	54	—	8,569
Equipment rental	3,272	3	12	3,287
Fieldwork, camp support	17,746	104	135	17,985
Fuel	3,707	—	284	3,991
Geology, geophysics, and geochemical	17,909	18	273	18,200
Helicopter	4,441	—	960	5,401
Metallurgy	676	—	—	676
Part XII.6 tax, net of METC and sales tax recovery	36	—	(250)	(214)
Share-based payments (Note 20)	3,584	—	—	3,584
Transportation and logistics	4,081	—	1,111	5,192
Total for the year	$86,800	$475	$4,327	$91,602